Retirement benefits - Assumptions Used in Accounting for Pension Plan (Detail) - Pension		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Discount rate - net periodic benefit cost	[1]	7.70%	7.20%	7.70%
Rate of increase in compensation levels of covered employees		7.00%	7.00%	7.00%
Rate of return on plan assets		6.50%	6.50%	6.50%

[1]	Weighted average assumptions are used to determine both benefit obligations and net periodic benefit cost.